Goodwill and Intangible Assets	12 Months Ended
Oct. 29, 2017
Goodwill and Intangible Assets
Goodwill and Intangible Assets

Note D

Goodwill and Intangible Assets

The changes in the carrying amount of goodwill for the fiscal years ended October 29, 2017, and October 30, 2016, are presented in the table below. Additions relate to the acquisitions of Fontanini on August 16, 2017, and Ceratti on August 22, 2017, for fiscal 2017 and the acquisition of Justin’s on May 26, 2016, for fiscal 2016. The reductions during fiscal years 2017 and 2016 are due to the sale of Farmer John on January 3, 2017, and DCB on May 9, 2016. See additional discussion regarding the Company’s assets held for sale in Note E. Purchase adjustments in fiscal 2016 are related to the Applegate and CytoSport acquisitions.

(in thousands)	Grocery Products	Refrigerated Foods	Jennie-O Turkey Store	Specialty Foods	International & Other	Total
Balance as of October 25, 2015	$ 322,421	$ 584,684	$ 203,214	$ 424,907	$ 164,258	$ 1,699,484
Goodwill acquired	186,379	–	–	–	–	186,379
Purchase adjustments	–	(241)	–	–	–	(241)
Goodwill sold	–	–	–	(50,134)	–	(50,134)

Impairment charge	–	–	–	(991)	–	(991)

Balance as of October 30, 2016	$ 508,800	$ 584,443	$ 203,214	$ 373,782	$ 164,258	$ 1,834,497
Goodwill acquired	–	223,082	–	–	74,060	297,142

Goodwill sold	–	(11,826)	–	–	–	(11,826)

Balance as of October 29, 2017	$ 508,800	$ 795,699	$ 203,214	$ 373,782	$ 238,318	$ 2,119,813

The gross carrying amount and accumulated amortization for definite-lived intangible assets are presented in the table below. In fiscal 2017, the preliminary valuations for customer relationships of $20.5 million were acquired related to Ceratti and $10.0 million were acquired related to Fontanini. In fiscal 2016, customer relationships of $5.8 million and non-compete agreements of $1.4 million were acquired related to Justin’s. Once fully amortized, the definite-lived intangible assets are removed from the table.

	October 29, 2017			October 30, 2016
	Gross		Weighted-	Gross		Weighted-
	Carrying	Accumulated	Avg Life	Carrying	Accumulated	Avg Life
(in thousands)	Amount	Amortization	(in Years)	Amount	Amortization	(in Years)
Customer lists/relationships	$ 115,940	$ (25,973)	12.3	$ 88,240	$ (20,737)	12.2
Formulas and recipes	1,950	(1,950)	10.0	1,950	(1,796)	10.0

Other intangibles	3,100	(2,044)	5.8	3,520	(1,677)	6.3

Total	$ 120,990	$ (29,967)	12.1	$ 93,710	$ (24,210)	11.9

Amortization expense for the last three fiscal years was as follows:

(in millions)
2017	$ 8.4
2016	8.4
2015	8.1

Estimated annual amortization expense for the five fiscal years after October 29, 2017, is as follows:

(in millions)
2018	$ 9.8
2019	9.7
2020	9.6
2021	9.7
2022	9.4

The carrying amounts for indefinite-lived intangible assets are in the following table. The increases represent the fair value of tradenames acquired with Ceratti of $15.8 million and Fontanini of $100.4 million in fiscal 2017.

	October 29,	October 30,
(in thousands)	2017	2016

Brands/tradenames/trademarks	$ 935,807	$ 825,774

Other intangibles	184	7,984

Total	$ 935,991	$ 833,758

During the fourth quarter of fiscal years 2017, 2016, and 2015, the Company completed the required annual impairment tests of indefinite-lived intangible assets and goodwill, with no impairment indicated other than for the Company’s DCB assets divested during fiscal 2016. See additional discussion regarding the Company’s assets held for sale in Note E. Useful lives of intangible assets were also reviewed during this process, with no changes identified.